Amount Due to Director (Details) - Schedule of amount due to a director - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Amount Due To ADirector Abstract
Amount due within 1 year	$ 3,613,282	$ 3,322,862	$ 3,033,028
Amount due after 1 year	11,908,353	12,209,702	12,666,389
Total	$ 15,521,635	$ 15,532,564	$ 15,699,417